BROADMARK FUNDS

January 25, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Broadmark Funds
File Nos. 811-22769 and 33-185002

Ladies and Gentlemen:

On behalf of Broadmark Funds (“Registrant”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. 1 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

The Amendment is being filed to comply with the requirement that the Registrant’s Risk/Return Summary be filed in an interactive data format using eXtensible Business Reporting Language (“XBRL”).  The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

Please contact the undersigned at 513.587.3451 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary